SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$307	$43	$51	$37	$—	$438	$(12)	$571	$997
Other income	4	3	9	—	—	16	—	(10)	6
Direct operating costs	(109)	(13)	(11)	(16)	(2)	(151)	7	(152)	(296)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	5	—	5
	202	33	49	21	(2)	303	—	409
Management service costs	—	—	—	—	(38)	(38)	—	(5)	(43)
Interest expense(1)	(46)	(7)	(14)	(4)	(4)	(75)	1	(126)	(200)
Current income taxes	(9)	(1)	1	—	—	(9)	—	(20)	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(1)	—	(1)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(258)	(258)
Funds From Operations	147	25	36	17	(44)	181	—	—
Depreciation						(127)	3	(162)	(286)
Foreign exchange and financial instrument gain (loss)						(14)	—	17	3
Deferred income tax expense						(11)	—	(30)	(41)
Other						(8)	—	8	—
Dividends on BEPC exchangeable shares(1)						(55)	—	—	(55)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,080	—	—	1,080
Share of earnings from equity-accounted investments						—	(3)	—	(3)
Net income attributable to non-controlling interests						—	—	167	167
Net income attributable to the partnership						$1,046	$—	$—	$1,046
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $91 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $255 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$243	$47	$49	$34	$—	$373	$(9)	$453	$817
Other income	10	—	1	—	—	11	—	(6)	5
Direct operating costs	(96)	(8)	(12)	(12)	—	(128)	4	(125)	(249)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	5	—	5
	157	39	38	22	—	256	—	322
Management service costs	—	—	—	—	(47)	(47)	—	—	(47)
Interest expense(1)	(31)	(10)	(13)	(5)	(4)	(63)	2	(107)	(168)
Current income taxes	(5)	(2)	—	—	—	(7)	—	(11)	(18)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(2)	—	(2)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(204)	(204)
Funds From Operations	121	27	25	17	(51)	139	—	—
Depreciation						(122)	3	(156)	(275)
Foreign exchange and financial instrument gain (loss)						(25)	1	6	(18)
Deferred income tax recovery (expense)						8	—	(6)	2
Other						(31)	—	—	(31)
Dividends on BEPC exchangeable shares(1)						(52)	—	—	(52)
Remeasurement of BEPC exchangeable and BEPC class B shares						694	—	—	694
Share of earnings from equity-accounted investments						—	(4)	—	(4)
Net income attributable to non-controlling interests						—	—	156	156
Net income attributable to the partnership						$611	$—	$—	$611
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $48 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $220 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	573	95	90	67	—	825	(25)	1,126	1,926
Other income	24	5	21	7	—	57	—	13	70
Direct operating costs	(216)	(27)	(24)	(33)	(2)	(302)	15	(300)	(587)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	10	—	10
	381	73	87	41	(2)	580	—	839
Management service costs	—	—	—	—	(90)	(90)	—	(5)	(95)
Interest expense(1)	(84)	(14)	(25)	(9)	(4)	(136)	3	(240)	(373)
Current income taxes	(19)	(1)	—	—	—	(20)	—	(47)	(67)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(3)	—	(3)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(547)	(547)
Funds From Operations	278	58	62	32	(96)	334	—	—
Depreciation						(259)	6	(329)	(582)
Foreign exchange and financial instrument gain (loss)						(37)	2	5	(30)
Deferred income tax recovery (expense)						5	—	(46)	(41)
Other						(34)	—	8	(26)
Dividends on BEPC exchangeable shares(1)						(110)	—	—	(110)
Remeasurement of BEPC exchangeable and BEPC class B shares						171	—	—	171
Share of earnings from equity-accounted investments						—	(8)	—	(8)
Net income attributable to non-controlling interests						—	—	362	362
Net income attributable to the partnership						70	—	—	70
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $185 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $483 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	478	113	86	65	—	742	(22)	936	1,656
Other income	17	4	3	—	—	24	—	(5)	19
Direct operating costs	(179)	(33)	(24)	(23)	—	(259)	9	(337)	(587)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	13	—	13
	316	84	65	42	—	507	—	594
Management service costs	—	—	—	—	(102)	(102)	—	—	(102)
Interest expense(1)	(67)	(20)	(27)	(10)	(4)	(128)	4	(212)	(336)
Current income taxes	(10)	(2)	—	—	—	(12)	—	(19)	(31)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(363)	(363)
Funds From Operations	239	62	38	32	(106)	265	—	—
Depreciation						(248)	6	(323)	(565)
Foreign exchange and financial instrument gain (loss)						(27)	2	41	16
Deferred income tax recovery (expense)						21	—	(2)	19
Other						(93)	—	(84)	(177)
Dividends on BEPC exchangeable shares(1)						(104)	—	—	(104)
Remeasurement of BEPC exchangeable and BEPC class B shares						788	—	—	788
Share of earnings from equity-accounted investments						—	(8)	—	(8)
Net income attributable to non-controlling interests						—	—	368	368
Net income attributable to the partnership						602	—	—	602
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $5 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $440 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.

Summary of segmented basis about certain items in statement of financial position
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Distributed energy & sustainable solutions	Corporate	Total
As at June 30, 2022
Cash and cash equivalents	$62	$60	$48	$11	$—	$181	$(1)	$391	571
Property, plant and equipment, at fair value	13,501	1,458	1,568	1,212	—	17,739	(610)	20,129	37,258
Total assets	15,181	1,723	1,732	1,268	14	19,918	(175)	22,026	41,769
Total borrowings	2,803	723	1,265	485	—	5,276	(163)	8,843	13,956
Other liabilities	4,147	433	170	18	6,063	10,831	(12)	3,166	13,985
For the six months ended June 30, 2022:
Additions to property, plant and equipment	61	20	63	10	—	154	(7)	309	456
As at December 31, 2021
Cash and cash equivalents	$41	$35	$43	$13	$4	$136	$(2)	$276	410
Property, plant and equipment, at fair value	13,577	1,478	1,585	1,232	—	17,872	(604)	20,647	37,915
Total assets	15,108	1,700	1,731	1,279	17	19,835	(176)	22,327	41,986
Total borrowings	2,720	765	1,377	461	—	5,323	(161)	8,350	13,512
Other liabilities	4,051	379	119	66	6,231	10,846	(15)	3,418	14,249
For the six months ended June 30, 2021:
Additions to property, plant and equipment	92	25	41	4	—	162	(5)	300	457

Disclosure of additional information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Hydroelectric	$608	$463	$1,177	$941
Wind	157	144	340	346
Solar	166	144	294	252
Distributed energy & sustainable solutions	66	66	115	117
Total	$997	$817	$1,926	$1,656
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2022	December 31, 2021
North America	$22,510	$22,634
Colombia	8,170	8,497
Brazil	3,664	3,299
Europe	3,368	3,940
	$37,712	$38,370